Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease costs, lease term and discount rate
For the six months ended
June 30, 2019

Operating lease cost	$59,260
Weighted Average Remaining Lease Term - Operating leases	1.41 years
Weighted Average Discount Rate - Operating leases	5.225%

Schedule of maturities of lease liabilities
Operating Leases
The remainder of 2019	$45,203
Fiscal year 2020	-
Fiscal year 2021	-
Fiscal year 2022	-
Fiscal year 2023	-
Thereafter	-
Total undiscounted cash flows	45,203
Less: imputed interest	(935)
Present value of lease liabilities	$44,268